Concession rights (Tables)	12 Months Ended
Dec. 31, 2020
Concession rights [Abstract]
Summary of Concession Rights
As of December 31, 2020 and 2019, the concession rights are as follows:

	2020	2019	Years to amortize
Administración Portuaria Integral de Acapulco (a)	$94,607	$94,607	10
Transportación Marítima Mexicana (b)	-	-	-
	94,607	94,607
Accumulated amortization	(92,715)	(88,931)
Concession rights, net	$1,892	$5,676

(a)
As of December 31, 2020 and 2019, the Company holds concession to operate the cruise and vehicle terminal at the port of Acapulco, Guerrero. Under this concession agreements, the Company is obliged to keep the facilities included in the concession in good condition, as well as making monthly payments (fixed and variable), related to the operation (see Note 28).

At December 31, 2020 and 2019, the Company was in compliance with its obligation to maintain the concession facilities in good condition.

The amortization of the concession rights was $3,784 for the years ended December 31, 2020 and 2019. Monthly payments to the Administración Portuaria Integral de Acapulco were $7,507 and $7,536 in 2020 and 2019, respectively.

(b)
As of December 31, 2018, the Company maintained the concession rights to operate the tug services in the Port of Manzanillo, Colima. This concession was renewed in October 2014, expiring on January 16, 2023, with the possibility of being renewed for another eight years.